Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, Par value	$ 0.0002	$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000
Ordinary Shares, Shares outstanding	87,857,741	90,289,123
Common Class A [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, Par value	$ 0.0002	$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000
Ordinary Shares, Shares issued	87,857,741	90,289,123
Ordinary Shares, Shares outstanding	87,857,741	90,289,123
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, Par value	$ 0.0002	$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848
Common Class B [Member] | Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, Par value	$ 0.0002	$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848